Provisions	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Provisions
8. Provisions

	As at
	September 30, 2020	December 31, 2019
Decommissioning liability	$60	$100
Office lease provision	35	13

Total	$95	$113

Current portion	$17	$16
Long-term portion	$78	$97

Decommissioning liability
The decommissioning liability was determined by applying an inflation factor of 2.0 percent (December 31, 2019 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 9.0 percent (December 31, 2019 – 7.0 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. At September 30, 2020, the total decommissioning liability on an undiscounted, uninflated basis was $605 million (December 31, 2019 - $621 million).
Changes to the decommissioning liability were as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$100	$129
Net liabilities added (disposed) (1)	—	(6)
Increase (decrease) due to changes in estimates	(42)	(10)
Liabilities settled	(9)	(14)
Transfers from (to) liabilities for assets held for sale	7	(7)
Accretion charges	4	8

Balance, end of period	$60	$100

Current portion	$8	$13
Long-term portion	$52	$87

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.
Office lease provision
The office lease provision represents the net present value of non-lease
components on future office lease payments. These payments are reduced by recoveries under current sub-lease
agreements that were recognized as
non-lease
components. The office lease provision was determined by applying an asset specific credit-adjusted discount rate of 6.5 percent (December 31, 2019 – 6.0 percent) over the remaining life of the lease contracts, extending into 2025.

Changes to the office lease provision were as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$13	$22
Net additions (dispositions)	26	(5)
Increase (decrease) due to changes in estimates	1	(3)
Cash settlements	(7)	(2)
Accretion charges	2	1

Balance, end of period	$35	$13

Current portion	$9	$3
Long-term portion	$26	$10

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. Under the terms of the amending agreement our annual net rent payable will be a maximum of $0.8 million per month ($10 million per annum) for the period from February 1, 2020 through January 31, 2025, when the lease expires. Additionally, the building landlord has agreed to indemnify the Company on all existing subleases. Based on the revised terms, all costs associated with the agreement now meet the criteria to be classified as an onerous lease.